Cover	Jul. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42747
Entity Registrant Name	SOLARIUS CAPITAL ACQUISITION CORP.
Entity Central Index Key	0002065948
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 2248
Entity Address, City or Town	Darien
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06820
City Area Code	203
Local Phone Number	617-0223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SOCAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	SOCA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SOCAW
Security Exchange Name	NASDAQ